RELATED PARTY TRANSACTIONS (Details)					3 Months Ended		12 Months Ended
	May 29, 2020 $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Jan. 02, 2020 USD ($) $ / shares
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues | $						$ 0
Term of the warrants							7 years	7 years
Shares Issued, Price Per Share		$ 10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5.20
Debt Instrument, Face Amount | $							$ 95,000,000.0
Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	7,600,000
Stock Issued During Period, Value, New Issues | $					$ 75,963,000
Shares Issued, Price Per Share	$ 10.00
Mudrick Capital Acquisition Corporation [Member]
Sale of Stock, Price Per Share		$ 10.10	$ 10.10
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price							20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price							30 days
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants							30 days
Debt Instrument, Convertible, Number of Equity Instruments | $							1,500,000
Debt Instrument, Convertible, Conversion Price							$ 1.00		$ 1.00
Operating Leases, Rent Expense | $							$ 10,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party | $							$ 120,000	$ 110,000
Mudrick Capital Acquisition Corporation [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount | $									$ 1,500,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues | $		$ 8,240,000
Mudrick Capital Acquisition Corporation [Member] | Warrant [Member]
Warrant Expiry Period							5 years
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants							30 days
Mudrick Capital Acquisition Corporation [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares		240,000	7,500,000
Common Stock, Par or Stated Value Per Share		$ 1.00	$ 1.00
Stock Issued During Period, Value, New Issues | $		$ 240,000	$ 7,500,000
Term of the warrants		5 years
Shares Issued, Price Per Share		$ 1.00	$ 1.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants							30 days
Mudrick Capital Acquisition Corporation [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party | $							$ 10,000	$ 0
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member]
Sale of Stock, Price Per Share							$ 12.00
Proceeds from Related Party Debt | $				$ 300,000
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares		200,000	6,500,000
Mudrick Capital Acquisition Corporation [Member] | Cantor Fitzgerald Co. [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares		40,000	1,000,000
Term of the warrants		5 years
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Common Stock, Par or Stated Value Per Share							0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share							$ 0.0001	$ 0.0001
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues | shares				5,750,000
Common Stock, Par or Stated Value Per Share				$ 0.0001
Stock Issued During Period, Value, New Issues | $				$ 25,000
Common Stock, Number of Shares Forfeited | shares		550,000